CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 340,221	$ 48,651	¥ 331,190	¥ 424,016
Cost of revenues	(107,697)	(15,400)	(126,522)	(194,474)
Sales and marketing expenses	(144,886)	(20,718)	(144,217)	(244,379)
Research and development expenses	(111,410)	(15,931)	(116,105)	(176,537)
General and administrative expenses	(121,953)	(17,439)	(138,392)	(142,852)
Other operating income	4,689	671	6,974	5,629
Loss from operations	(141,036)	(20,166)	(187,072)	(328,597)
Interest and investment income	3,555	508	6,494	4,613
Interest expense	(6,571)	(940)	(10,699)	(4,650)
Impairment of available-for-sale debt securities	(14,779)	(2,113)	(14,464)	(13,144)
Gain on deconsolidation of CEIBS Publishing Group (Note 4)			78,760
Foreign exchange (loss)/gain, net	447	64	550	(350)
Change in fair value of derivative liabilities			34,378	102,419
Loss before income tax expense and share of results of an equity method investee	(158,384)	(22,647)	(92,053)	(239,709)
Income tax benefit				9,871
Share of results of an equity method investee, net of tax	(548)	(78)
Net loss	(158,932)	(22,725)	(92,053)	(229,838)
Net loss attributable to non-controlling interests shareholders			300	9,383
Net loss attributable to YXT.COM Group Holding Limited	(158,932)	(22,725)	(91,753)	(220,455)
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares			672,170
Deemed dividend to preferred shareholders due to modifications			(5,940)
Net accretion of convertible redeemable preferred shares			(290,543)	(9,452)
Net (loss)/income attributable to ordinary shareholders of YXT.COM Group Holding Limited	(158,932)	(22,725)	283,934	(229,907)
Other comprehensive loss
Foreign currency translation adjustment, net of tax	(4,691)	(671)	3,742	2,385
Unrealized gain/(loss) on investments in available-for-sale debt securities, net of tax	2,221	318	(2,421)	6,988
Total comprehensive loss	(161,402)	(23,078)	(90,732)	(220,465)
Total comprehensive loss attributable to non-controlling interests shareholders			300	9,383
Total comprehensive loss attributable to YXT.COM Group Holding Limited	¥ (161,402)	$ (23,078)	¥ (90,432)	¥ (211,082)
Weighted average number of ordinary shares - basic | shares	181,828,823	181,828,823	97,788,561	48,781,392
Weighted average number of ordinary shares - diluted | shares	181,828,823	181,828,823	168,152,425	48,781,392
Net (loss)/income per share attributable to ordinary shareholders of YXT.COM Group Holding Limited
Basic | (per share)	¥ (0.87)	$ (0.12)	¥ 2.9	¥ (4.71)
Diluted | (per share)	¥ (0.87)	$ (0.12)	¥ (0.55)	¥ (4.71)
Corporate learning solutions
Revenues:
Total revenues	¥ 337,699	$ 48,290	¥ 325,579	¥ 411,822
Others
Revenues:
Total revenues	¥ 2,522	$ 361	¥ 5,611	¥ 12,194